Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Asia Pacific ex-Japan Fund | Class A, C, I, R and R5 Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class C, Class I, Class R and Class R5 shares is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Asia Pacific ex-Japan Fund Class A, C, I, R and R5 Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — before taxes	[1]		15.66%	27.61%	Jul 15, 2009
after taxes on distributions Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — after taxes on distributions	[1]		15.64%	27.51%	Jul 15, 2009
after taxes on distributions and redemption of fund shares Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — after taxes on distributions and redemption of fund shares	[1]		10.43%	23.67%	Jul 15, 2009
Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)		Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	18.13%	33.56%	Jul 15, 2009
MSCI All Country Asia Pacific Ex-Japan Index (Gross)		MSCI All Country Asia Pacific Ex-Japan Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	18.42%	33.94%	Jul 15, 2009
Lipper Pacific Region Ex-Japan Funds Index		Lipper Pacific Region Ex-Japan Funds Index		(reflects no deduction for fees or taxes)	22.42%	33.30%	Jul 15, 2009
[1]	The returns shown are for Class R5 shares which are not subject to a sales charge. Class A, Class C, Class I and Class R shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected for Class A, Class C and Class R shares in the Class R5 share returns, the returns shown for Class R5 shares for all periods would be lower. If differences in class-related expenses were reflected for Class I shares in the Class R5 share returns, the returns shown for Class R5 for all periods would be higher.
[2]	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Asia Pacific ex-Japan Fund | Class Z Shares
The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Asia Pacific ex-Japan Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — before taxes	[1]		15.66%	27.61%	Jul 15, 2009
after taxes on distributions Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — after taxes on distributions	[1]		15.64%	27.51%	Jul 15, 2009
after taxes on distributions and redemption of fund shares Class R5	Columbia Asia Pacific ex-Japan Fund:	Class R5 — after taxes on distributions and redemption of fund shares	[1]		10.43%	23.67%	Jul 15, 2009
Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)		Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)	[2]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	18.13%	33.56%	Jul 15, 2009
MSCI All Country Asia Pacific Ex-Japan Index (Gross)		MSCI All Country Asia Pacific Ex-Japan Index (Gross)	[2]	(reflects no deduction for fees, expenses or taxes)	18.42%	33.94%	Jul 15, 2009
Lipper Pacific Region Ex-Japan Funds Index		Lipper Pacific Region Ex-Japan Funds Index		(reflects no deduction for fees or taxes)	22.42%	33.30%	Jul 15, 2009
[1]	The returns shown are for Class R5 shares. Class Z shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class R5 share returns), the returns shown for Class R5 shares for all periods would be higher.
[2]	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Supplement [Text Block]	rst1352280_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Asia Pacific ex-Japan Fund | Class A, C, I, R and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class C, Class I, Class R and Class R5 shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class R5 shares which are not subject to a sales charge. Class A, Class C, Class I and Class R shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected for Class A, Class C and Class R shares in the Class R5 share returns, the returns shown for Class R5 shares for all periods would be lower. If differences in class-related expenses were reflected for Class I shares in the Class R5 share returns, the returns shown for Class R5 for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Asia Pacific ex-Japan Fund | Class R5 | Class A, C, I, R and R5 Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Asia Pacific ex-Japan Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes	[1]
1 year	rr_AverageAnnualReturnYear01	15.66%
Since inception	rr_AverageAnnualReturnSinceInception	27.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class R5 | Class A, C, I, R and R5 Shares | after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Asia Pacific ex-Japan Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — after taxes on distributions	[1]
1 year	rr_AverageAnnualReturnYear01	15.64%
Since inception	rr_AverageAnnualReturnSinceInception	27.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class R5 | Class A, C, I, R and R5 Shares | after taxes on distributions and redemption of fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Asia Pacific ex-Japan Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — after taxes on distributions and redemption of fund shares	[1]
1 year	rr_AverageAnnualReturnYear01	10.43%
Since inception	rr_AverageAnnualReturnSinceInception	23.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class A, C, I, R and R5 Shares | Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	18.13%
Since inception	rr_AverageAnnualReturnSinceInception	33.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class A, C, I, R and R5 Shares | MSCI All Country Asia Pacific Ex-Japan Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia Pacific Ex-Japan Index (Gross)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	18.42%
Since inception	rr_AverageAnnualReturnSinceInception	33.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class A, C, I, R and R5 Shares | Lipper Pacific Region Ex-Japan Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Pacific Region Ex-Japan Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	22.42%
Since inception	rr_AverageAnnualReturnSinceInception	33.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class R5 shares. Class Z shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class R5 share returns), the returns shown for Class R5 shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Asia Pacific ex-Japan Fund | Class R5 | Class Z Shares | before taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Asia Pacific ex-Japan Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — before taxes	[3]
1 year	rr_AverageAnnualReturnYear01	15.66%
Since inception	rr_AverageAnnualReturnSinceInception	27.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class R5 | Class Z Shares | after taxes on distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Asia Pacific ex-Japan Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — after taxes on distributions	[3]
1 year	rr_AverageAnnualReturnYear01	15.64%
Since inception	rr_AverageAnnualReturnSinceInception	27.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class R5 | Class Z Shares | after taxes on distributions and redemption of fund shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Asia Pacific ex-Japan Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 — after taxes on distributions and redemption of fund shares	[3]
1 year	rr_AverageAnnualReturnYear01	10.43%
Since inception	rr_AverageAnnualReturnSinceInception	23.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class Z Shares | Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country Asia Pacific Ex-Japan Index (Net)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	18.13%
Since inception	rr_AverageAnnualReturnSinceInception	33.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class Z Shares | MSCI All Country Asia Pacific Ex-Japan Index (Gross)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia Pacific Ex-Japan Index (Gross)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	18.42%
Since inception	rr_AverageAnnualReturnSinceInception	33.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Asia Pacific ex-Japan Fund | Class Z Shares | Lipper Pacific Region Ex-Japan Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Pacific Region Ex-Japan Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	22.42%
Since inception	rr_AverageAnnualReturnSinceInception	33.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009

[1]	The returns shown are for Class R5 shares which are not subject to a sales charge. Class A, Class C, Class I and Class R shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected for Class A, Class C and Class R shares in the Class R5 share returns, the returns shown for Class R5 shares for all periods would be lower. If differences in class-related expenses were reflected for Class I shares in the Class R5 share returns, the returns shown for Class R5 for all periods would be higher.
[2]	On September 30, 2011, the MSCI All Country Asia Pacific Ex-Japan Index (Net) replaced the MSCI All Country Asia Pacific Ex-Japan Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.
[3]	The returns shown are for Class R5 shares. Class Z shares would have substantially similar annual returns as Class R5 shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class R5 share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class R5 share returns), the returns shown for Class R5 shares for all periods would be higher.